LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (22,962)	$ (24,352)	$ (15,841)
Number of shares used in basic calculation	108,595,702	89,970,713	56,144,727
Basic and diluted loss per ordinary share	$ (0.21)	$ (0.27)	$ (0.28)